UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY HIGH INCOME FUND

FORM N-Q

APRIL 30, 2005

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 93.5%
CONSUMER DISCRETIONARY - 25.6%
Cable & Media - 8.4%
$1,070,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	$1,228,382
		Charter Communications Holdings LLC,
		Sr. Discount Notes:
20,980,000	CCC-	Step bond to yield 11.711% due 1/15/10	16,679,100
2,875,000	CCC-	Step bond to yield 11.628% due 1/15/11	2,156,250
5,060,000	CCC-	Step bond to yield 12.898% due 5/15/11	3,251,050
		CSC Holdings Inc.:
5,050,000	BB-	Sr. Debentures, 7.625% due 7/15/18	5,024,750
		Sr. Notes:
2,150,000	BB-	7.875% due 12/15/07	2,209,125
		Series B:
2,525,000	BB-	8.125% due 7/15/09	2,600,750
1,505,000	BB-	7.625% due 4/1/11	1,535,100
5,830,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	6,398,425
4,975,000	BB-	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	5,410,313
4,176,000	BB-	Echostar DBS Corp., Sr. Notes, 9.125% due 1/15/09	4,463,100
5,579,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 13.689% due 2/15/11	5,523,210
2,500,000	B+	Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10	2,675,000
3,000,000	B	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	3,165,000
5,000,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	4,812,500
1,885,000	B+	PanAmSat Corp., Guaranteed Notes, 9.000% due 8/15/14	1,969,825
9,665,000	B+	Rogers Cablesystems, Ltd., Guaranteed Notes, 11.000% due 12/1/15	10,498,606
5,200,000	BBB+	Time Warner Inc., Guaranteed Notes, 6.625% due 5/15/29	5,670,938

			85,271,424

Casinos & Gaming - 5.2%
5,025,000	B+	Ameristar Casinos Inc., Guaranteed Notes,
		10.750% due 2/15/09	5,489,812
2,500,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	2,743,750
		Caesars Entertainment Inc., Sr. Sub. Notes:
2,575,000	BB-	8.875% due 9/15/08	2,842,156
8,055,000	BB-	8.125% due 5/15/11	9,061,875
2,000,000	B	Inn of the Mountain Gods Resort & Casino, Sr. Notes,
		12.000% due 11/15/10	2,355,000
4,950,000	B	Kerzner International Ltd., Guaranteed Notes,
		8.875% due 8/15/11	5,321,250
		Mandalay Resort Group, Sr. Sub.:
1,500,000	B+	Debentures, 7.625% due 7/15/13	1,556,250
3,630,000	B+	Notes, Series B, 10.250% due 8/1/07	4,002,075

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Casinos & Gaming - 5.2% (continued)
		MGM MIRAGE:
		Guaranteed Notes:
$1,835,000	B+	9.750% due 6/1/07	$1,986,387
4,870,000	B+	8.375% due 2/1/11	5,198,725
4,900,000	BB	Sr. Notes, 6.750% due 9/1/12	4,924,500
		Nortek Bank Debt, Guaranteed Notes:
2,321,429	B	4.755% due 9/1/14	2,354,800
166,071	B	6.250% due 9/1/14	168,458
2,400,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	2,436,000
2,625,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes,
		9.125% due 12/15/10 (b)	2,703,750

			53,144,788

Home Builders - 1.7%
		D.R. Horton Inc.:
2,190,000	BB+	Guaranteed Notes, 8.000% due 2/1/09	2,389,787
1,905,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	2,060,844
2,861,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	3,097,141
3,165,000	BBB-	Lennar Corp., Guaranteed Notes, Series B, 9.950% due 5/1/10	3,322,528
295,000	BBB-	Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	315,472
3,625,000	BB-	Schuler Homes Inc., Guaranteed Notes, 10.500% due 7/15/11	4,002,736
1,880,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	2,077,400

			17,265,908

International Cable - 1.3%
925,000	B-	NTL Cable Plc, Sr. Notes, 8.750% due 4/15/14 (b)	982,812
12,000,000	B	UPC Broadband, Guaranteed Notes, 5.752% due 3/15/12	12,018,858

			13,001,670

Leisure - 1.3%
2,081,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	2,070,595
8,800,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield
		9.723% due 3/15/14	6,094,000
1,325,000	CCC+	LCE Acquisition Corp., Guaranteed Notes,
		9.000% due 8/1/14 (b)	1,278,625
		Six Flags Inc., Sr. Notes:
203,000	CCC	8.875% due 2/1/10	179,147
600,000	CCC	9.750% due 4/15/13	528,000
3,000,000	CCC	9.625% due 6/1/14	2,550,000

			12,700,367

Lodging - 1.8%
1,325,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	1,524,216
		Host Marriott L.P.:
6,395,000	B+	Guaranteed Notes, Series I, 9.500% due 1/15/07	6,842,650
4,125,000	B+	Sr. Notes, 7.125% due 11/1/13	4,197,188
6,000,000	CCC+	MeriStar Hospitality Corp., Guaranteed Notes,
		9.125% due 1/15/11	6,060,000

			18,624,054

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Publishing & Printing - 2.1%
$8,934,222	B-	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (b)	$9,179,913
		Dex Media Inc., Discount Notes:
2,625,000	B	Step bond to yield 8.372% due 11/15/13	1,981,875
5,075,000	B	Step bond to yield 8.867% due 11/15/13	3,831,625
5,325,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.641% due 10/15/13	3,567,750
1,400,000	CCC	Vertis Inc., Secured Notes, 9.750% due 4/1/09	1,407,000
1,219,000	B+	Yell Finance B.V., Sr. Discount Notes, step bond to yield
		12.263% due 8/1/11	1,217,476

			21,185,639

Radio - 0.5%
775,000	B-	NextMedia Operating Inc., Guaranteed Notes,
		10.750% due 7/1/11	837,969
2,440,000	B	Radio One, Inc., Guaranteed Notes, Series B,
		8.875% due 7/1/11	2,623,000
1,900,000	CCC+	Spanish Broadcasting Systems, Guaranteed Notes,
		9.625% due 11/1/09	1,992,625

			5,453,594

Restaurants - 0.4%
4,000,000	B	VICORP Restaurants, Inc., Sr. Notes, 10.500% due 4/15/11	4,080,000

Retail - 1.6%
2,700,000	B-	CSK Auto Inc., Guaranteed Notes, 7.000% due 1/15/14	2,457,000
1,500,000	B+	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	1,327,500
4,678,000	BB+	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	5,379,700
1,851,000	Aa3*	Pennzoil-Quaker State Co., Guaranteed Notes,
		10.000% due 11/1/08	1,996,790
4,182,000	B+	Saks Inc., Guaranteed Notes, 9.875% due 10/1/11	4,516,560

			15,677,550

Textile/Apparel - 1.3%
4,500,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	4,837,500
		Levi Strauss & Co., Sr. Notes:
1,300,000	B-	7.730% due 4/1/12 (b)	1,202,500
1,320,000	B-	12.250% due 12/15/12	1,405,800
4,100,000	B-	9.750% due 1/15/15 (b)	3,936,000
1,638,000	B+	The William Carter Co., Guaranteed Notes, Series B,
		10.875% due 8/15/11	1,809,990

			13,191,790

		TOTAL CONSUMER DISCRETIONARY	259,596,784

CONSUMER STAPLES - 3.8%
Consumer Products - 1.6%
1,764,000	B-	FTD Inc., Guaranteed Notes, 7.750% due 2/15/14	1,764,000
6,250,000	CCC	Home Interiors & Gifts Inc., Guaranteed Notes,
		10.125% due 6/1/08	5,312,500

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Consumer Products - 1.6% (continued)
$750,000	CCC-	Icon Health & Fitness, Inc., Guaranteed Notes,
		11.250% due 4/1/12	$536,250
4,350,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	4,415,250
7,450,000	B-	Simmons Bedding Co., Sr. Discount Notes,
		step bond to yield 10.002% due 12/15/14 (b)	4,134,750

			16,162,750

Food Processing/Beverages/Tobacco - 1.1%
1,850,000	B+	Cott Beverages USA Inc., Guaranteed Notes,
		8.000% due 12/15/11	1,951,750
335,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	340,025
2,000,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	2,150,000
		Doane Pet Care Co.:
1,775,000	CCC+	Guaranteed Notes, 10.750% due 3/1/10	1,872,625
370,000	CCC+	Sr. Sub. Notes, 9.750% due 5/15/07	366,300
4,925,000	B	Pinnacle Foods Holding Corp., Sr. Sub. Notes,
		8.250% due 12/1/13 (b)	4,112,375

			10,793,075

Retail - Food & Drug - 1.1%
2,750,000	B	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14	2,605,625
		Rite Aid Corp.:
1,750,000	B-	Guaranteed Notes, 11.250% due 7/1/08	1,855,000
7,325,000	B-	Notes, 7.125% due 1/15/07	7,325,000

			11,785,625

		TOTAL CONSUMER STAPLES	38,741,450

ENERGY - 7.9%
Drillers & Service - 0.9%
1,425,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes,
		7.375% due 11/1/14 (b)	1,396,500
		Hanover Compressor Co., Sr. Notes:
2,250,000	B	8.625% due 12/15/10	2,317,500
3,325,000	B	9.000% due 6/1/14	3,516,188
1,920,000	BB-	SESI, LLC, Guaranteed Notes, 8.875% due 5/15/11	2,064,000

			9,294,188

Oil & Gas - 7.0%
		Dynegy Holdings Inc.:
7,000,000	B-	2nd Priority Sr. Secured Notes, 8.020% due 7/15/08 (b)(c)	7,315,000
7,750,000	CCC+	Debentures, 7.125% due 5/15/18	5,696,250
6,650,000	CCC+	Debentures, 7.625% due 10/15/26	4,821,250
		El Paso Corp., Sr. Medium-Term Notes:
4,875,000	CCC+	7.800% due 8/1/31	4,448,438
11,125,000	CCC+	7.750% due 1/15/32	10,290,625
2,327,000	B+	Magnum Hunter Resource, Inc., Sr. Notes,
		9.600% due 3/15/12	2,594,605
3,830,000	B+	Plains Exploration & Production Co., Sr. Sub. Notes,
		Series B, 8.750% due 7/1/12	4,155,550

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Oil & Gas - 7.0% (continued)
$1,155,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B,
		8.250% due 4/15/11	$1,232,962
2,825,000	B+	Stone Energy Corp., Sr. Sub. Notes, 6.750% due 12/15/14	2,697,875
5,330,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	5,729,750
		Vintage Petroleum Inc.:
2,680,000	BB-	Sr. Notes, 8.250% due 5/1/12	2,901,100
2,400,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	2,508,000
		The Williams Cos., Inc., Notes:
2,250,000	B+	7.625% due 7/15/19	2,424,375
11,250,000	B+	7.875% due 9/1/21	12,150,000
1,525,000	B+	8.750% due 3/15/32	1,761,375

			70,727,155

		TOTAL ENERGY	80,021,343

FINANCIALS - 6.5%
Financial & Leasing - 6.5%
1,025,000	BB-	Ahold Finance USA, Inc., Sr. Notes, 8.250% due 7/15/10	1,117,250
8,721,391	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Guaranteed Notes, Series D, 10.875% due 3/15/12 (d)(e)	0
1,365,000	B	Dex Media East LLC/Dex Media East Finance Co., Guaranteed Notes, 12.125% due 11/15/12	1,612,406
3,174,000	B	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	3,539,010
831,016	B	First Consumers Master Trust, Personal Notes, Series 2001-A, Class A, 2.180% due 9/15/08	826,300
		Ford Motor Credit Co.:
675,000	BB+	Notes, 7.875% due 6/15/10	650,286
5,425,000	BB+	Sr. Notes, 7.250% due 10/25/11	5,020,593
		General Motors Acceptance Corp.:
11,175,000	BB	Bonds, 8.000% due 11/1/31	9,426,045
		Notes:
2,525,000	BB	6.875% due 8/28/12	2,178,151
1,600,000	BB	6.750% due 12/1/14	1,342,613
3,690,000	BB	Markel Capital Trust I, Capital Securities, Guaranteed Notes, Series B, 8.710% due 1/1/46	4,069,044
7,890,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	8,087,250
3,525,000	B+	R.H. Donnelley Finance Corp. I, Guaranteed Notes, 10.875% due 12/15/12 (b)	4,044,937
		Sprint Capital Corp., Guaranteed Notes:
6,825,000	BBB-	6.875% due 11/15/28	7,633,722
11,875,000	BBB-	8.750% due 3/15/32	16,017,237

		TOTAL FINANCIALS	65,564,844

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
HEALTHCARE - 3.0%
Healthcare Equipment & Supplies - 3.0%
$1,875,000	C*	aaiPharma Inc., Guaranteed Notes, 11.000% due 4/1/10 (d)	$684,375
5,625,000	B-	AmeriPath, Inc., Guaranteed Notes, 10.500% due 4/1/13	5,653,125
600,000	B	Athena Neurosciences Financial LLC, Guaranteed Notes,
		7.250% due 2/21/08	526,500
1,530,000	B	Extendicare Health Services Inc., Guaranteed Notes, 9.500% due 7/1/10	1,669,613
2,750,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	2,773,672
6,275,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14	6,478,938
3,100,000	CCC+	InSight Health Services Corp., Guaranteed Notes, Series B, 9.875% due 11/1/11	2,960,500
600,000	B-	Psychiatric Solutions Inc., Sr. Sub. Notes, 10.625% due 6/15/13	666,000
		Tenet Healthcare Corp.:
6,800,000	B	Notes, 7.375% due 2/1/13	6,409,000
		Sr. Notes:
400,000	B	9.875% due 7/1/14	413,000
2,720,000	B	6.875% due 11/15/31	2,216,800

		TOTAL HEALTHCARE	30,451,523

INDUSTRIALS - 27.9%
Aerospace & Defense - 0.2%
1,550,000		Sequa Corp., Sr. Notes, 9.000% due 8/1/09	1,643,000

Airlines - 0.8%
		Continental Airlines, Inc., Pass-Through Certificates:
908,119	B+	Series 00-2, Class C, 8.312% due 4/2/11	708,410
5,080,000	B	Series 01-2, Class D, 7.568% due 12/1/06	4,136,880
		United Air Lines Inc., Pass-Through Certificates:
2,116,670	NR	Series 00-1, Class B, 8.030% due 7/1/11 (d)	498,789
5,194,128	NR	Series 00-2, Class B, 7.811% due 10/1/09 (d)	1,941,539
		Series 01-1:
1,008,000	NR	Class B, 6.932% due 9/1/11 (d)	483,011
2,210,000	NR	Class C, 6.831% due 9/1/08 (d)	305,280

			8,073,909

Automotive - 1.8%
1,535,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	1,588,725
4,130,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	3,979,474
1,800,000	BB+	Ford Motor Co., Notes, 7.450% due 7/16/31	1,482,889
		General Motors Corp.:
2,325,000	BB	Debentures, 8.375% due 7/15/33	1,773,654
5,150,000	BB	Sr. Notes, 7.125% due 7/15/13	4,094,703
2,000,000	B-	Tenneco Automotive Inc., Sr. Secured 2nd Lien Notes, Series B, 10.250% due 7/15/13	2,195,000
2,588,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	2,691,520

			17,805,965

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Building Products - 1.2%
		Associated Materials Inc.:
$940,000	B-	Guaranteed Notes, 9.750% due 4/15/12	$1,003,450
9,000,000	B-	Sr. Discount Notes, step bond to yield
		11.239% due 3/1/14	6,120,000
975,000	B-	Collins & Aikman Floor Covering, Guaranteed Notes, Series B, 9.750% due 2/15/10	1,028,625
4,150,000	B-	Goodman Global Holding Co. Inc., Sr. Notes, 5.760% due 6/15/12 (b)	3,984,000

			12,136,075

Business Services - 2.2%
3,940,000	B-	Advanstar Communications Inc., Sr. Secured Notes, 9.220% due 8/15/08 (c)	4,146,850
2,900,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (b)	2,972,500
2,475,000	B-	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	2,332,688
		Iron Mountain Inc., Guaranteed Notes:
900,000	B	8.625% due 4/1/13	906,750
5,000,000	B	6.625% due 1/1/16	4,475,000
3,180,000	B+	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	3,402,600
		Muzak LLC/ Muzak Finance Corp.:
2,825,000	CCC-	Sr. Notes, 10.000% due 2/15/09	2,387,125
3,050,000	CCC-	Guaranteed Notes, 9.875% due 3/15/09	1,570,750

			22,194,263

Capital Goods - 0.4%
		Terex Corp., Guaranteed Sr. Sub. Notes:
1,075,000	B	9.250% due 7/15/11	1,171,750
2,375,000	B	Series B, 10.375% due 4/1/11	2,588,750

			3,760,500

Chemicals - 6.2%
4,725,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	5,008,500
2,350,000	BB-	Airgas Inc., Guaranteed Notes, 9.125% due 10/1/11	2,549,750
3,850,000	CCC+	Aventine Renewable Energy Holdings Inc.,
		Secured Notes, 8.501% due 12/15/11 (b)(c)	3,522,750
3,721,000	B-	BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625% due 6/15/14	4,121,008
2,225,000	B-	Borden US Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14 (b)	2,236,125
5,825,000	BB-	Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	6,524,000
2,725,000	BB-	Huntsman Advance Materials LLC, Sr. Notes, 11.000% due 7/15/10 (b)	3,120,125
1,865,000	B+	Huntsman International LLC, Guaranteed Notes, 9.875% due 3/1/09	2,014,200
3,660,000	BB-	ISP Chemco Inc., Guaranteed Notes, Series B, 10.250% due 7/1/11	3,980,250

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Chemicals - 6.2% (continued)
$3,780,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	$4,082,400
5,690,000	BB-	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	6,529,275
1,490,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	1,735,850
174,000	BB-	Millennium America Inc., Guaranteed Notes, 9.250% due 6/15/08	186,180
1,395,000	B-	OM Group Inc., Guaranteed Notes, 9.250% due 12/15/11	1,415,925
		Resolution Performance Products Inc.:
775,000	CCC+	Secured Notes, 9.500% due 4/15/10	796,312
4,550,000	CCC	Sr. Sub. Notes, 13.500% due 11/15/10	4,948,125
		Rhodia S.A., Sr. Notes:
425,000	CCC+	7.625% due 6/1/10 (b)	410,125
850,000	CCC+	10.250% due 6/1/10 (b)	905,250
6,550,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	6,157,000
365,000	B+	Terra Capital Inc., Guaranteed Notes, 12.875% due 10/15/08	434,350
2,275,000	BB-	Westlake Chemical Corp., Guaranteed Notes, 8.750% due 7/15/11	2,485,438

			63,162,938

Consumer Products - 0.8%
		Service Corp. International:
2,605,000	BB	Debentures, 7.875% due 2/1/13	2,696,175
		Notes:
2,860,000	BB	6.875% due 10/1/07	2,920,775
2,895,000	BB	6.500% due 3/15/08	2,923,950

			8,540,900

Container & Packaging - 3.1%
4,875,000	B-	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	3,973,125
563,636	NA	Applied Extrusion Technologies Inc.,
		Unsecured Notes, 12.000% due 3/15/12 (b)	561,852
5,150,000	B-	Berry Plastics Corp., Guaranteed Notes, 10.750% due 7/15/12	5,716,500
7,550,000	BB-	Owens-Brockway Glass Container Inc.,
		Guaranteed Notes, 8.875% due 2/15/09	8,078,500
3,950,000	B+	Plastipak Holdings Inc., Guaranteed Notes, 10.750% due 9/1/11	4,325,250
		Pliant Corp.:
545,000	CCC+	Guaranteed Notes, 13.000% due 6/1/10	411,475
2,400,000	CCC+	Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09	2,196,000
2,000,000	CCC-	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	1,340,000
		Tekni-Plex Inc.:
2,585,000	CCC-	Guaranteed Notes, Series B, 12.750% due 6/15/10	2,145,550
3,000,000	CCC-	Sr. Secured Notes, 8.750% due 11/15/13 (b)	2,805,000

			31,553,252

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Industrial - 2.9%
$2,625,000	NR	Aqua-Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08	$2,244,375
2,675,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	2,768,625
935,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	918,638
4,979,000	B	FlowServe Corp., Sr. Sub. Notes, 12.250% due 8/15/10	5,402,215
4,200,000	B-	General Binding Corp., Guaranteed Notes, 9.375% due 6/1/08	4,242,000
2,750,000	B-	Invensys Plc, Sr. Notes, 9.875% due 3/15/11 (b)	2,736,250
1,535,000	B+	NMHG Holding Co., Guaranteed Notes, 10.000% due 5/15/09	1,661,637
3,375,000	CCC+	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	3,003,750
1,225,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	1,316,875
4,400,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	4,158,000
866,000	B	Wesco Distribution Inc., Guaranteed Notes, Series B, 9.125% due 6/1/08	878,990

			29,331,355

Industrial Services - 1.4%
		Allied Waste North America Inc., Series B:
500,000	BB-	Guaranteed Notes, 9.250% due 9/1/12	530,000
5,100,000	B+	Sr. Notes, 7.375% due 4/15/14	4,488,000
5,610,000	BB-	Sr. Sub. Notes, 8.500% due 12/1/08	5,743,237
3,100,000	CCC+	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	3,456,500

			14,217,737

Paper & Forest Products - 3.4%
4,900,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	4,189,500
325,000	B+	Ainsworth Lumber Co Ltd., Sr. Notes, 6.750% due 3/15/14	294,125
		Appleton Papers Inc.:
1,500,000	BB-	Sr. Notes, 8.125% due 6/15/11	1,522,500
3,000,000	B+	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	3,075,000
3,075,000	B-	Blue Ridge Paper Products Inc., Sr. Secured Notes, 9.500% due 12/15/08	2,998,125
1,000,000	BB	Bowater Inc., Debentures, 9.500% due 10/15/12	1,040,000
6,685,000	B	Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10	6,584,725
4,975,000	B-	JSG Funding Plc, Sr. Notes, 9.625% due 10/1/12	4,950,125
1,675,000	BB-	Norske Skog Canada Ltd., Guaranteed Notes, Series D, 8.625% due 6/15/11	1,716,875
		Stone Container Finance Corp.:
7,350,000	B	Guaranteed Notes, 7.375% due 7/15/14	6,798,750
1,000,000	B	Sr. Notes, 9.750% due 2/1/11	1,052,500

			34,222,225

Steel/Metal - 3.0%
2,000,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	1,845,000
2,500,000	B-	Compass Minerals Group Inc., Guaranteed Notes, 10.000% due 8/15/11	2,737,500

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Steel/Metal - 3.0% (continued)
$5,500,000	B	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	$6,008,750
2,405,000	BBB+	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	2,759,737
2,665,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	2,931,500
3,700,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	3,996,000
3,000,000	B-	Mueller Holdings Inc., step bond to yield
		14.914% due 4/15/14	2,010,000
3,790,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	4,557,217
3,790,000	B	Wolverine Tube Inc., Guaranteed Notes, 10.500% due 4/1/09	3,846,850

			30,692,554

Transportation - Other - 0.5%
2,850,000	B+	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	3,113,625
2,005,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (b)	2,158,691

			5,272,316

		TOTAL INDUSTRIALS	282,606,989

INFORMATION TECHNOLOGY - 2.8%
Technology - 2.8%
		Amkor Technology Inc.:
2,450,000	B-	Sr. Notes, 9.250% due 2/15/08	2,186,625
4,275,000	CCC	Sr. Sub. Notes, 10.500% due 5/1/09	3,420,000
3,570,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.403% due 2/1/10 (d)(e)	0
15,000,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	12,731,250
4,325,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	3,979,000
1,825,000	B-	Northern Telecom Capital, Notes, 7.875% due 6/15/26	1,825,000
4,335,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	4,560,017

		TOTAL INFORMATION TECHNOLOGY	28,701,892

TELECOMMUNICATION SERVICES - 9.4%
Cellular & PCs - 4.4%
		AirGate PCS, Inc., Sr. Sub. Secured Notes:
2,371,800	CCC	9.375% due 9/1/09	2,531,897
1,250,000	B-	5.875% due 10/15/11 (b)	1,284,375
		Alamosa Delaware Inc.:
2,465,000	CCC+	Sr. Discount Notes, step bond to yield
		10.396% due 7/31/09	2,699,175
3,435,000	CCC+	Sr. Notes, 11.000% due 7/31/10	3,851,494
		Cingular Wireless LLC:
8,075,000	A	Notes, 8.125% due 5/1/12	9,560,033
		Sr. Notes:
9,100,000	A	7.875% due 3/1/11	10,482,454
1,925,000	A	8.750% due 3/1/31	2,633,246
3,050,000	CCC	Dobson Cellular Systems, Secured Notes, 9.875% due 11/1/12 (b)	3,095,750
5,700,000	CCC+	IWO Escrow Co., Secured Notes, 6.320% due 1/15/12 (b)	5,728,500

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Cellular & PCs - 4.4% (continued)
$525,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	$569,625
2,099,000	BB-	Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09	2,308,900

			44,745,449

Networks - 3.6%
		AT&T Corp., Sr. Notes:
4,600,000	BB+	9.050% due 11/15/11	5,272,750
3,950,000	BB+	9.750% due 11/15/31	4,937,500
2,075,000	B+	Intelsat Bermuda Ltd., Sr. Notes, 7.794% due 1/15/12 (b)	2,090,563
8,255,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	8,791,575
		Qwest Services Corp., Notes:
5,905,000	B	14.000% due 12/15/10 (b)	6,672,650
6,862,000	B	14.500% due 12/15/14 (b)	7,994,230

			35,759,268

Towers - 1.4%
1,953,000	CCC+	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	2,053,091
2,040,000	CCC+	American Tower Escrow Corp., Discount Notes, zero coupon to yield 14.432% due 8/1/08	1,550,400
		Crown Castle International Corp., Sr. Notes:
2,350,000	CCC+	9.375% due 8/1/11	2,585,000
3,880,000	CCC+	10.750% due 8/1/11	4,171,000
175,000	CCC+	7.500% due 12/1/13	187,250
3,375,000	B-	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	3,535,313

			14,082,054

		TOTAL TELECOMMUNICATION SERVICES	94,586,771

UTILITIES - 6.6%
Electric Utilities - 5.5%
		The AES Corp., Sr. Notes:
8,610,000	B-	9.500% due 6/1/09	9,384,900
275,000	B-	7.750% due 3/1/14	281,875
6,000,000	BB	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (b)	6,630,000
		Calpine Corp.:
9,730,000	B-	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)	6,811,000
2,925,000	B-	Sr. Secured Notes, 8.750% due 7/15/13 (b)	2,032,875
		Edison Mission Energy, Sr. Notes:
3,735,000	B+	10.000% due 8/15/08	4,099,163
1,775,000	B+	7.730% due 6/15/09	1,828,250
7,330,000	B+	9.875% due 4/15/11	8,319,550
9,154,000	B	NRG Energy, Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (b)	9,291,310
5,415,000	B	Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10	6,498,000

			55,176,923

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Gas Utilities - 1.1%
		Reliant Resources, Inc., Secured Notes:
$4,040,000	B+	9.250% due 7/15/10	$4,151,100
7,000,000	B+	9.500% due 7/15/13	7,297,500

			11,448,600

		TOTAL UTILITIES	66,625,523

		TOTAL CORPORATE BONDS AND NOTES (Cost - $926,469,620)	946,897,119

CONVERTIBLE BONDS - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Technology - 0.1%
1,197,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond to yield 10.993% due 9/12/20 (Cost - $635,952)	650,869

SHARES
CONVERTIBLE PREFERRED STOCK - 1.0%
TELECOMMUNICATION SERVICES - 1.0%
Cellular & PCs - 0.8%
8,386		Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	8,175,302

Towers - 0.2%
42,500		Crown Castle International Corp., 6.250% due 8/15/12	2,055,938

		TOTAL TELECOMMUNICATION SERVICES	10,231,240

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $3,768,211)	10,231,240

COMMON STOCK - 1.0%
CONSUMER DISCRETIONARY - 0.3%
International Cable - 0.3%
178,506		Telewest Global, Inc. (f)	3,309,501

CONSUMER STAPLES - 0.0%
Food Processing/Beverages/Tobacco - 0.0%
185,784		Aurora Foods, Inc. (e)(f)	0

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
7,572		Northrop Grumman Corp.	415,248

Business Services - 0.0%
11,918		Outsourcing Solutions, Inc. (e)(f)	41,714

Chemicals - 0.2%
53,679		Applied Extrusion Technologies, Inc., Class A Shares (f)	1,249,848

		TOTAL INDUSTRIALS	1,706,810

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.0%
Technology - 0.0%
2,903	Freescale Semiconductor Inc., Class B Shares (f)	$54,751
26,300	Motorola, Inc.	403,442

	TOTAL INFORMATION TECHNOLOGY	458,193

TELECOMMUNICATION SERVICES - 0.5%
Cellular & PCs - 0.4%
306,297	Alamosa Holdings, Inc. (f)	3,978,798
18,375	Weblink Wireless, Inc. (b)(e)(f)	184

		3,978,982

Competitive Local Exchange Carrier - 0.0%
7,716	McLeodUSA, Inc., Class A Shares (f)	1,003

Towers - 0.1%
77,795	Crown Castle International Corp. (f)	1,254,833

	TOTAL TELECOMMUNICATION SERVICES	5,234,818

	TOTAL COMMON STOCK (Cost - $16,269,144)	10,709,322

WARRANTS
WARRANTS (f) - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Cable & Media - 0.0%
10,475	Iridium World Communications Ltd., Expire 7/15/05 (b)(e)	105

Publishing/Printing - 0.0%
3,775	Merrill Corp., Class B Shares, Expire 5/1/09 (b)(e)	0

	TOTAL CONSUMER DISCRETIONARY	105

INDUSTRIALS - 0.0%
Container & Packaging - 0.0%
545	Pliant Corp., Expire 6/1/10 (b)(e)	5

Steel/Metal - 0.0%
2,250	Mueller Group Inc., Expire 4/15/14 (b)	180,563

	TOTAL INDUSTRIALS	180,568

INFORMATION TECHNOLOGY - 0.0%
Technology - 0.0%
3,650	Cybernet Internet Services International, Inc., Expire 7/1/09 (b)(e)	0
3,305	GT Group Telecom Inc., Expire 2/1/10 (b)(e)	0
10,149	Viasystems Group Inc., Expire 1/31/10 (e)	0

	TOTAL INFORMATION TECHNOLOGY	0

TELECOMMUNICATION SERVICES - 0.1%
Cellular & PCs - 0.0%
2,440	Horizon PCS Inc., Expire 10/1/10 (b)(e)	0
2,735	IWO Holdings Inc., Expire 1/15/11 (b)(e)	0

		0

Competitive Local Exchange Carrier - 0.0%
9,550	RSL Communications, Ltd., Expire 11/15/06 (e)	0

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

WARRANTS	SECURITY	VALUE
Networks - 0.0%
1,835	Jazztel Plc, Expire 7/15/10 (e)	$0

Towers - 0.1%
2,040	American Tower Corp., Expire 8/1/08 (b)	496,746

	TOTAL TELECOMMUNICATION SERVICES	496,746

	TOTAL WARRANTS
	(Cost - $2,703,534)	677,419

FACE AMOUNT
REPURCHASE AGREEMENT - 2.5%
$25,384,000	Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity - $25,390,240; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.875% due 9/15/05 to 8/6/38; Market value - $25,783,934) (Cost - $25,384,000)	25,384,000

	TOTAL INVESTMENTS - 98.2% (Cost - $975,230,461**)	994,549,969
	Other Assets in Excess of Liabilities - 1.8%	18,661,559

	TOTAL NET ASSETS - 100.0%	$1,013,211,528

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*) are rated by Moody’s Investor Service.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.

(c)	Interest rate shown reflects current rate on instruments with multi-coupon or variable rates.

(d)	Security is currently in default.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(f)	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

See Bond Ratings page following Schedule of Investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definition of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to CCC, capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest CC, C degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Baa — Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated “Caa” are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney High Income Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$82,174,585
Gross unrealized depreciation	(62,855,077)

Net unrealized appreciation	$19,319,508

ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	June 29, 2005